Equity - Schedule of changes in retained earnings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Retained earnings, opening balance	€ 40,299	€ 41,538
Dividends and other cash distributions 29	(4,377)	(2,671)	€ (3,390)
Employee share-based compensation plans	45	34	27
Retained earings, closing balance	36,243	40,299	41,538
Retained earnings
Disclosure of equity [Line Items]
Retained earnings, opening balance	40,299	41,538	35,462
Transfer to/from other reserves	585	899	(8)
Result for the year	5,209	3,804	11,965
Dividends and other cash distributions 29	(4,124)	(2,668)	(3,349)
Employee share-based compensation plans	1	(7)	15
Share buybacks and other changes	(5,728)	(3,222)	(1,984)
Retained earings, closing balance	36,243	40,299	41,538
Retained earnings | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Retained earnings, opening balance		(45)	(563)
Retained earings, closing balance			€ (45)